SONGS NDT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Nuclear Decommissioning [Line Items]
Utility Share Of Nuclear Decommissioning Costs, Units 1, 2 and 3	$ 937
Asset Retirement Obligation, Nuclear Power Plant	$ 713